ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 213	$ 365
Accounts payable	125	184
Interest payable on non-recourse borrowings	112	152
Income tax payable	7	35
Current portion of lease liabilities	26	31
BEPC exchangeable shares distributions payable	16	16
Other	31	24
Total accounts payable and accrued liabilities	$ 530	$ 807